Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	kr 24,921	kr 16,954
Designated upon initial recognition (FVO)	47,388	56,705
Derivatives used for hedge accounting	474	3,102
Amortized cost	240,074	216,312
Total financial liabilities	312,857	293,073
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	3,486	3,678
Total financial liabilities	3,486	3,678
Borrowing from the public
Financial liabilities at fair value through profit or loss
Amortized cost	10,000
Total financial liabilities	10,000
Debt securities issued
Financial liabilities at fair value through profit or loss
Designated upon initial recognition (FVO)	47,388	56,705
Amortized cost	226,588	212,634
Total financial liabilities	273,976	269,339
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	24,921	16,954
Derivatives used for hedge accounting	474	3,102
Total financial liabilities	kr 25,395	kr 20,056